Income taxes (Tables)	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements [Abstract]
Disclosure of unused tax losses [Table Text Block]
	Canada	United States	Total
2026	$1,743,280	$-	$1,743,280
2027	1,465,962	-	1,465,962
2028	-	-	-
2029	1,502,416	143,721	1,646,137
2030	2,027,152	1,880,897	3,908,049
2031	1,221,296	18,526	1,239,822
2032	1,353,513	325,793	1,679,306
2033	1,640,591	157,463	1,798,054
2034	2,373,379	679,089	3,052,468
2035	2,682,124	570,901	3,253,025
2036	3,147,625	441,019	3,588,644
2037	2,519,765	232,714	2,752,479
2038	1,703,454	317	1,703,771
2039	1,523,813	-	1,523,813
2040	513,301	-	513,301
2041	889,381	-	889,381
2042	1,262,336	-	1,262,336
	$27,569,388	$4,450,440	$32,019,828

Disclosure of deferred taxes [Table Text Block]
	2022	2021	2020
Non-capital losses and other	$8,485,255	$8,924,982	$8,232,346
Capital losses	162,275	178,808	166,316
Property, equipment, patents and deferred costs	1,639,306	1,794,285	1,666,788
	$10,286,836	$10,898,075	$10,065,450
Deferred tax asset not recognized	(10,286,836)	(10,898,075)	(10,065,450)
	$-	$-	$-

Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2022	2021	2020
Loss before income taxes	$(2,287,095)	$(1,012,987)	$(1,245,393)
Statutory tax rate	26.5%	26.5%	26.5%
Expected income tax recovery	$(606,080)	$(268,439)	$(330,029)
Accretion expense and loss (gain) on convertible debentures and derivative liabilities	269,531	(97,480)	-
Stock-based compensation	10,992	95,412	-
Non-deductible (non-taxable) expenses and other items	(3,780)	82,530	143,550
Effect of exchange rate on deferred tax assets carried forward and other	940,577	(644,649)	38,037
Change in deferred tax assets not recognized	(611,240)	832,626	148,442
	$-	$-	$-